Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liquidity Risk [line items]
Non financial government sector	$ 3,051,134	$ 8,588,688
Financial sector	1,952,154	3,507,437
Non financial private sector and foreign residents	481,026,434	515,830,203
Total	486,029,722	527,926,328
Matured [member]
Disclosure Of Liquidity Risk [line items]
Non financial private sector and foreign residents	1,513,354	1,976,809
Total	1,513,354	1,976,809
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	231,864	362,355
Financial sector	255,723	110,435
Non financial private sector and foreign residents	134,882,819	142,739,326
Total	135,370,406	143,212,116
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	623,940	1,071,367
Financial sector	666,131	552,608
Non financial private sector and foreign residents	42,295,994	46,419,093
Total	43,586,065	48,043,068
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	486,951	1,089,986
Financial sector	37,420	818,840
Non financial private sector and foreign residents	48,311,345	63,310,427
Total	48,835,716	65,219,253
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	1,230,632	1,966,318
Financial sector	129,864	507,516
Non financial private sector and foreign residents	63,794,903	74,731,191
Total	65,155,399	77,205,025
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	477,747	3,381,410
Financial sector	728,954	1,518,038
Non financial private sector and foreign residents	75,301,928	71,044,263
Total	76,508,629	75,943,711
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector		717,252
Financial sector	134,062
Non financial private sector and foreign residents	114,926,091	115,609,094
Total	$ 115,060,153	$ 116,326,346